Accounts Receivable and Factoring (Details Narrative) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Percentage of factored receivable	90.00%
Minimum percentage of reserve held back by Factor	10.00%
Percentage of factor fee paid daily	0.10%
Loan payable to factor		$ 23,728		$ 14,984
Total accounts receivable factored		120,064	29,042	107,564
Factor fees		2,772	413	3,872
Outstanding accounts receivable factored		$ 26,365	$ 14,264	$ 14,264	$ 8,841